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US Legal Services

Nicole L. Molleur
Paralegal
(860) 580-2826
Fax: (860) 580-4844
nicole.molleur@us.ing.com

May 1, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account I
Prospectus Title: Retirement Master
File Nos.: 333-130822 and 811-08582
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement, Contract Prospectus and the Statement of Additional Information contained in Post-Effective
Amendment No. 5 to the Registration Statement on Form N-4 (“Amendment No. 5”) for Variable
Annuity Account I of ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 5 which was declared effective on May 1, 2009. The text of
Amendment No. 5 was filed electronically on April 9, 2009.

If you have any questions regarding this submission, please call Michael Pignatella at 860-580-
2831 or the undersigned at 860-580-2826.

Sincerely,

/s/ Nicole L. Molleur

Nicole L. Molleur

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774